Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Shareholders Equity [Line Items]
Summary of Dividends Paid

Dividend No.	Type of Dividend	Agreement date	Payment Date	Total Amount ThCh$	Pesos per Share	Charged to Fiscal
6	Interim	11-29-2018	01-25-2019	31,288,371	0.45236	2018
7	Final	04-29-2019	05-17-2019	185,737,592	2.68537	2018
8	Interim	11-26-2019	01-31-2020	30,933,437	0.44723	2019
9	Final	04-29-2020	05-27-2020	146,758,726	2.12182	2019
9	Eventual	04-29-2020	05-27-2020	114,883,119	1.66096	(1)
10	Eventual	04-28-2021	05-28-2021	212,853,281	3.07740	(2)
11	Interim	11-26-2021	01-28-2022	7,260,512	0.10497	2021

(1)	On April 29, 2020, the distribution of the obligatory minimum dividend (final dividend No. 9) was agreed upon, with charge to the profit for 2019. Additionally, and to offset the resulting impairment of the subsidiary Enel Generación Chile in 2019 (see Note 15.c.iv, Development during 2019), the distribution of a provisional dividend was approved with charge to the retained earnings for previous years.
(2)	At the Ordinary Shareholders’ Meeting held on April 28, 2021, the shareholders agreed to distribute a dividend with a debit against retained earnings from prior years to offset the impairment losses recognized by the subsidiary Enel Generación in 2020 (see Note 15.c.iv, Development during 2020)

Summary of Foreign Currency Translation Differences Attributable to Shareholders

The detail by company of the translation differences attributable to owners of the Group of the consolidated statement of financial position as of December 31, 2021, 2020 and 2019, is as follows:

	For the years ended December 31,
	12-31-2021	12-31-2020	12-31-2019
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	(7,729,810)	(7,746,933)	(3,292,629)
GNL Chile S.A.	1,598,641	907,869	1,022,047
Grupo Enel Green Power Chile	285,686,490	110,921,404	168,387,151
Enel X AMPCI Ebus Chile SpA	246,142	(432,247)	—
TOTAL	279,801,463	103,650,093	166,116,569

Summary of Other Reserves Within Equity

	01-01-2021	2021 Changes	12-31-2021
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	103,650,093	176,151,370	279,801,463
Cash flow hedges	(102,946,095)	(288,577,039)	(391,523,134)
Financial assets at fair value with changes in other comprehensive income	1,783	21	1,804
Other miscellaneous reserves	(2,278,331,266)	2,629,721	(2,275,701,545)
TOTAL	(2,277,625,485)	(109,795,927)	(2,387,421,412)

	01-01-2020	2020 Changes	12-31-2020
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	166,116,569	(62,466,476)	103,650,093
Cash flow hedges	(291,006,520)	188,060,425	(102,946,095)
Financial assets at fair value with changes in other comprehensive income	8,384	(6,601)	1,783
Other miscellaneous reserves	(2,280,627,568)	2,296,302	(2,278,331,266)
TOTAL	(2,405,509,135)	127,883,650	(2,277,625,485)

	01-01-2019	2019 Changes	12-31-2019
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	101,654,836	64,461,733	166,116,569
Cash flow hedges	(191,870,545)	(99,135,975)	(291,006,520)
Financial assets at fair value with changes in other comprehensive income	11,041	(2,657)	8,384
Other miscellaneous reserves	(2,285,467,896)	4,840,328	(2,280,627,568)
TOTAL	(2,375,672,564)	(29,836,571)	(2,405,509,135)

a)	Reserves for exchange differences on translation: These reserves arise primarily from exchange differences relating to the translation of financial statements of the Company’s consolidated entities with functional currencies other than the Chilean peso (see Note 2.7.3).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5 and 3.h).
c)	Other miscellaneous reserves:

Summary of Non-controlling Interests

The detail of non-controlling interests as of December 31, 2021, 2020 and 2019, is as follows:

		Non-controlling Interests
		Equity		Profit (Loss)
	12-31-2021	12-31-2021	12-31-2020	2021	2020	2019
Companies	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile S.A.	0.91%	6,178,079	8,188,827	151,538	749,261	1,079,941
Enel Transmisión Chile S.A.	0.91%	1,585,517	—	291,934	—	—
Enel Generación Chile S.A.	6.45%	96,773,030	111,567,532	7,480,423	(10,006,037)	12,667,880
Empresa Eléctrica Pehuenche S.A.	7.35%	10,695,281	10,113,358	7,717,216	6,403,829	6,241,062
Sociedad AgrÍcola de Cameros Ltda.	42.50%	2,120,237	2,068,169	52,068	230,557	(504,550)
Geotermica del Norte S.A.	15.41%	64,539,697	55,283,359	(760,576)	645,440	(264,158)
Empresa Nacional de Geotermia S.A.	0.00%	—	11,134	(5,089)	(515,293)	(74,963)
Parque Eólico Talinay Oriente S.A.	39.09%	66,070,754	55,283,519	609,150	945,454	868,127
Other		661,950	(157,189)	19,501	20,267	(73,726)
TOTAL		248,624,545	242,358,709	15,556,165	(1,526,522)	19,939,613

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Summary of Other Reserves Within Equity

The main items and their effects are the following:

	For the years ended
	2021	2020	2019
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Company restructuring reserve (“Division”) (i)	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for transition to IFRS (ii)	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for subsidiaries transactions (iii)	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Enel Generation “Reorganization of Renewable Assets” (iv)	(910,437,224)	(910,437,224)	(910,437,224)
Reserves “Reorganization of Renewable Assets” (v)	(407,354,462)	(407,354,462)	(407,354,462)
Argentine hyperinflation (vi)	13,222,164	11,216,652	8,939,332
Other miscellaneous reserves (vii)	7,645,052	7,020,843	7,001,861
TOTAL	(2,275,701,545)	(2,278,331,266)	(2,280,627,568)
i)	Corporate restructuring reserve (Division): This represents the effect generated by the corporate reorganization of Enersis S.A. (currently Enel Américas), concluded in 2016, by which the company divided its businesses between Chile and the rest of South America. The new company was called Enersis Chile (now Enel Chile), and was assigned the equity corresponding to the related business in Chile.
ii)	Reserves for transition to IFRS: In compliance with the provisions of Circular No. 456 by the CMF, the price-level restatement of accumulated paid-in capital has been incorporated in this category from the date of the Company’s transition to IFRS, i.e., January 1, 2004, through December 31, 2008.
iii)	Reserves for business combinations: These represent the effect generated by the purchases of interest under common control.
iv)	“Reorganization of Renewable Assets” Enel Generación Chile Takeover Reserve: This represents the difference between the carrying amount of non-controlling interest acquired as part of the tender offer aimed at acquiring all shares issued by the subsidiary Enel Generación Chile completed in March 2018.
v)	“Reorganization of Renewable Assets” Reserve: This corresponds to the reserve constituted by the merger between Enel Green Power Latin América S.A. and Enel Chile on April 2, 2018. It represents the recognition of the difference produced by the capital increase in Enel Chile (corresponding to the market value of interest in Enel Green Power Chile and subsidiaries) and the carrying amount of Enel Green Power Latin América S.A. equity that was incorporated under share capital in the net equity distributable to the owners of Enel Chile, as a result of the merger.
vi)	Hyperinflation in Argentina: This corresponds to the calculated effect of the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
vii)	Other miscellaneous reserves: This reserve derives from transactions performed in prior years.